Revenues (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Revenues by Geographic Region
The Company bases revenues by geographic region in which the revenues and invoicing are recorded. The following summarizes revenues by geographical region (in thousands):

	Three-Month Period		Nine-Month Period
	Successor				Predecessor
	Three Months Ended September 30, 2021	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2021	Period from February 1, 2020 through September 30, 2020	Period from January 1, 2020 through January 31, 2020
Revenues
North America	$158,972	$125,757	$421,795	$285,823	$32,411
International	35,595	11,991	82,237	32,335	4,665
Eliminations	(1,700)	(970)	(4,269)	(2,333)	(291)

Total revenues	$192,867	$136,778	$499,763	$315,825	$36,785

The Company based revenues by geographic region in which the revenues and invoicing were recorded. Other than the United States, no single country accounted for 10% or more of our total revenues during these periods.

	Predecessor		Successor
(in thousands)	Year Ended December 31, 2019	Period from January 1, 2020 through January 31, 2020	Period from February 1, 2020 through December 31, 2020
Revenues
North America	$423,164	$32,411	$430,002
International	62,948	4,665	45,818
Eliminations	(4,345)	(291)	(3,451)

Total revenues	$481,767	$36,785	$472,369